Acquisition - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Cash paid	$ 1,125,000
Contingent consideration	1,000,000
Total purchase price	2,125,000
Tangible assets acquired Property and equipment, net	4,000
Total tangible assets acquired	4,000
Identified intangible assets acquired	917,000
Total assets acquired in excess of liabilities assumed	1,921,000
Goodwill	204,000	$ 204,000	$ 204,000
Total purchase price	2,125,000
Proprietary Software [Member]
Identified intangible assets acquired	1,000,000
Customer Contracts [Member]
Identified intangible assets acquired	$ 917,000